Reorganization and Restructuring - Restructuring Rollforward (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2016
Reorganization and Restructuring 2016
Restructuring Reserve [Roll Forward]
Beginning balance				$ 0.0
Expense				18.1
Payments and utilization				(10.5)
Ending balance	$ 7.6	$ 0.0		7.6
Reorganization and Restructuring 2015
Restructuring Reserve [Roll Forward]
Beginning balance				6.3
Expense		9.6	$ 2.0	6.5
Payments and utilization				(10.4)
Ending balance	2.4	6.3		2.4
Asset Related Adjustments | Reorganization and Restructuring 2016
Restructuring Reserve [Roll Forward]
Beginning balance				0.0
Expense				16.3
Payments and utilization				(16.3)
Ending balance	0.0	0.0		0.0
Severance Costs | Reorganization and Restructuring 2016
Restructuring Reserve [Roll Forward]
Beginning balance				0.0
Expense				7.2
Payments and utilization				(0.2)
Ending balance	7.0	0.0		7.0
Severance Costs | Reorganization and Restructuring 2015
Restructuring Reserve [Roll Forward]
Beginning balance				6.3
Expense				3.6
Payments and utilization				(8.1)
Ending balance	1.8	6.3		1.8
Contract Terminations
Restructuring Reserve [Roll Forward]
Expense	0.7
Contract Terminations | Reorganization and Restructuring 2015
Restructuring Reserve [Roll Forward]
Beginning balance				0.0
Expense				0.8
Payments and utilization				(0.8)
Ending balance	0.0	0.0		0.0
Lease Terminations | Reorganization and Restructuring 2016
Restructuring Reserve [Roll Forward]
Beginning balance				0.0
Expense				0.7
Payments and utilization				(0.1)
Ending balance	0.6	0.0		0.6
Lease Terminations | Reorganization and Restructuring 2015
Restructuring Reserve [Roll Forward]
Beginning balance				0.0
Expense				2.1
Payments and utilization				(1.5)
Ending balance	0.6	0.0		0.6
Benefit Program Termination | Reorganization and Restructuring 2016
Restructuring Reserve [Roll Forward]
Beginning balance				0.0
Expense	(6.1)			(6.1)
Payments and utilization				6.1
Ending balance	$ 0.0	$ 0.0		$ 0.0